Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Compensation Decisions
We do not grant equity-based awards to our executive officers in anticipation of the release of significant earnings announcements or other material non-public information likely to result in changes to the price of our Common Stock. Similarly, we do not time the release of material non-public information based on equity award grant dates. In the event material non-public information becomes known to the Committee prior to granting an equity award, the Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of or actual impropriety.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We do not grant equity-based awards to our executive officers in anticipation of the release of significant earnings announcements or other material non-public information likely to result in changes to the price of our Common Stock. Similarly, we do not time the release of material non-public information based on equity award grant dates. In the event material non-public information becomes known to the Committee prior to granting an equity award, the Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any appearance of or actual impropriety.

MNPI Disclosure Timed for Compensation Value	false